THE UNION CENTRAL LIFE INSURANCE COMPANY
                                ("Union Central")
                                CARILLON ACCOUNT
                              ("Separate Account")
                                 Supplement to:
                                      VA I
                          Prospectus Dated May 1, 2008

                         Supplement Dated July 23, 2008

Effective May 1, 2008, the Alger American Fund changed the name of the following Alger portfolio, which is available through subaccounts of the Separate Account:

    ------------------------------------------------ -----------------------------------------------------
                 Former Portfolio Name                          New Name Effective May 1, 2008
    ------------------------------------------------ -----------------------------------------------------
       Alger American Leveraged AllCap Portfolio,        Alger American Capital Appreciation Portfolio,
                        Class O                                            Class O
    ------------------------------------------------ -----------------------------------------------------

Therefore, references to this portfolio on pages 1 and 32, and all other references in the product prospectus are changed to the new name effective May 1, 2008.

       Please retain this Supplement with the current prospectus for your variable Contract issued by The Union Central Life Insurance Company.
             If you do not have a current prospectus, please contact
                        Union Central at 1-800-825-1551.